Subsequent Events (Details)	1 Months Ended		9 Months Ended
	Oct. 31, 2021 USD ($) vessel	Jun. 30, 2021 USD ($) vessel	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Oct. 08, 2021 USD ($) $ / shares
Dividend declaration
Number of vessels provided as collateral | vessel			23
Proceeds from long-term debt			$ 128,800,000	$ 78,400,000
Line of credit
Dividend declaration
Line of credit facility		$ 70,000,000	$ 60,000,000
Long-term debt, tenor		5 years	5 years
Number of vessels provided as collateral | vessel		7
Proceeds from long-term debt		$ 64,300,000
Line of credit | Secured debt
Dividend declaration
Line of credit facility		$ 30,000,000	$ 30,000,000
Long-term debt, tenor			5 years
Forward Freight Agreements
Dividend declaration
Derivative, term			90 days
Subsequent event | Line of credit
Dividend declaration
Line of credit facility	$ 100,000,000
Long-term debt, tenor	5 years
Number of vessels provided as collateral | vessel	6
Number of vessel repurchased under the sale and leaseback agreement | vessel	1
Repurchase amount under the sale and leaseback agreement	$ 20,700,000
Subsequent event | Line of credit | Secured debt
Dividend declaration
Line of credit facility	$ 50,000,000
Number of vessels provided as collateral | vessel	5
Proceeds from long-term debt	$ 50,000,000
Subsequent event | Line of credit | Long-term Debt
Dividend declaration
Line of credit facility	$ 50,000,000
Subsequent event | Forward Freight Agreements
Dividend declaration
Derivative, term	720 days
Subsequent event | Cumulative Preferred Stock
Dividend declaration
Dividends payable (in USD per share) | $ / shares					$ 0.50
Dividends payable					$ 2,746,000